Changes in significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Measuring Lease Liabilities For Leases Previously Classified As Operating Leases [Abstract]
Summary of Transition To IFRS 16
On transition to IFRS 16, the Group recognized additional
right-of-use
assets and additional lease liabilities. The impact on transition is summarized below.
(in thousands of Russian Roubles)

January 1, 2019
Right-of-use assets	345,051
Lease liabilities	(343,455)
Prepaid expenses and other current assets	(1,596)

Summary of Measuring Lease Liabilities for Leases that were Previously Classified as Operating Leases
(in thousands of Russian Roubles)

January 1, 2019
Operating lease commitment at December 31, 2018 as disclosed in the Group’s consolidated financial statements	443,292
Discounted using the incremental borrowing rate at January 1, 2019	343,455

Lease liabilities recognised at January 1, 2019	343,455

Summary of Consolidated Statement of Income and Comprehensive Income
Consolidated Statement of Income and Comprehensive Income – for the year ended December 31, 2017
(in thousands of Russian Roubles)

	As previously reported for the year ended December 31, 2017	Adjustments	Restated amounts for the year ended December 31, 2017
Revenue	4,734,166	(1,627)	4,732,539

Operating income	1,384,629	(1,627)	1,383,002

Profit before income tax	1,284,932	(1,627)	1,283,305
Income tax expense	(820,828)	325	(820,503)

Net income for the year	464,104	(1,302)	462,802

Total comprehensive income, net of tax	518,879	(1,302)	517,577

Summary of Measurement Categories Under IAS 39 and the New Measurement Categories Under IFRS 9
The following table below explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group’s financial assets as at January 1, 2018.
(in thousands of Russian Roubles)

January 1, 2018	Note	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39	New carrying amount under IFRS 9
Financial assets
Trade and other receivables	16	Loans and receivables	Amortised cost	25,264	25,264
Cash and cash equivalents	17	Loans and receivables	Amortised cost	1,416,008	1,413,073

Total financial assets				1,441,272	1,438,337

Summary of Impact Net of Tax of Transition To IFRS 9 On Retained Earnings
The following table summarises the impact, net of tax, of transition to IFRS 9 on the opening balance of retained earnings.
(in thousands of Russian Roubles)

Impact of adopting IFRS 9 on opening balance
Retained earnings
Recognition of expected credit losses under IFRS 9 (net of tax)	(2,935)

Impact at January 1, 2018	(2,935)